Document and Entity Information	Aug. 27, 2020
Document Information [Line Items]
Document Type	8-K12B
Amendment Flag	false
Entity Central Index Key	0001494904
Document Period End Date	Aug. 27, 2020
Entity Registrant Name	GLOBAL INDEMNITY GROUP, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34809
Entity Tax Identification Number	98-1304287
Entity Address, Address Line One	Three Bala Plaza East
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19004
City Area Code	610
Local Phone Number	664-1500
Entity Information, Former Legal or Registered Name	Global Indemnity Limited
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares A
Document Information [Line Items]
Title of each class	Class A Common Shares, no par value
Trading Symbol	GBLI
Name of each exchange on which registered	NASDAQ
7.875% Subordinated Notes due 2047
Document Information [Line Items]
Title of each class	7.875% Subordinated Notes due 2047
Trading Symbol	GBLIL
Name of each exchange on which registered	NASDAQ